7. STOCKHOLDERS' DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Outstanding warrants
Warrants (Underlying Shares)		Exercise Price	Expiration Date
3,590,522	(1)	$0.80 per share	March 1, 2015
6,790	(2)	$1.01 per share	September 10, 2015
439,883	(3)	$0.68 per share	March 31, 2016
285,186	(4)	$1.05 per share	November 20, 2016
1,858,089	(5)	$1.08 per share	May 23, 2018
8,292,297	(6)	$0.24 per share	May 23, 2018
200,000	(7)	$0.50 per share	April 23, 2019
561,798	(7)	$0.45 per share	May 22, 2019
184,211	(8)	$0.38 per share	September 9, 2019
325,521	(9)	$0.46 per share	September 17, 2019

Warrants (Underlying Shares)
Outstanding, January 1, 2013	20,801,512
Issuances	6,874,929
Canceled / Expired	(10,349,659)
Exercised	(6,067,843)
Outstanding, December 31, 2013	11,258,939